Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 329	$ 596	$ 1,054	$ 1,473
Dividends declared per common share (in dollars) (CAD per share)	$ 0.9675	$ 0.9200	$ 1.9350	$ 1.8400
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	912,200,000	911,900,000	912,200,000	911,000,000.0
Assumed exercise of stock options (in shares)	300,000	900,000	300,000	800,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	912,500,000	912,800,000	912,500,000	911,800,000
Shares excluded from calculation of earnings per share (in shares)	3,157,969	0	3,157,969	0